Fees Summary	Jul. 30, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	8,011.92
Total Transaction Valuation	58,015,334.74
Total Offset Amount	0.00
Net Fee	$ 8,011.92
Offering Table N/A
Offset Table N/A	N/A